Other Net Operating Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Operating Results Net [abstract]
Result for sale of participation in areas	[1]		$ 21	$ 192
Result from sale of assets held for disposal			57
Lawsuits		$ 145	(341)	(70)
Insurance			15	56
Result for contractual commitment Exmar	[2]			(105)
Miscellaneous		5	16	20
Other operating results, net		$ 150	$ (232)	$ 93

[1]	See Note 34.b).
[2]	See Note 34.d).